FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Financial Instruments for which Fair Value Does not Approximate Carrying Value
	As of December 31, 2013		As of September 30, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term bank borrowing, non-current portion	$134,870,287	$124,047,823	$116,564,967	$108,740,003

Schedule of Nonrecurring Fair Value Measurements
	For the nine months ended September 31, 2013
Description	Carrying amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Long-lived assets held and used	$324,921,592	$—	$166,496,765	$—	$158,424,827